EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on December 22, 2015 (Accession No. 0001193125-15-411010), to the Prospectus dated May 1, 2015, as supplemented, for the Class IB and K shares of EQ/Real Estate PLUS Portfolio.